CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 485,320	¥ 460,952	¥ 491,993
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	69,505	1,901	(12,297)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	6,109	1,994	7,003
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	45	(2)	4
Foreign currency translation adjustment, net of applicable taxes	38,969	(32,082)	(28,258)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	155	3,084	356
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(5,169)	(2,746)	(6,367)
Prior service cost arising during period, net		(72)	48
Less: Amortization of prior service cost	(1,458)	(1,347)	(1,346)
Less: Amortization of actuarial gains and losses	1,805	1,606	1,144
Less: Amortization of transition obligation	80	76	88
Total other comprehensive income (loss)	110,041	(27,588)	(39,625)
Comprehensive income	595,361	433,364	452,368
Less: Comprehensive (income) loss attributable to noncontrolling interests	10,182	2,974	(1,459)
Comprehensive income attributable to NTT DOCOMO, INC.	¥ 605,543	¥ 436,338	¥ 450,909